United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/05

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 May 13, 2005
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13 Information Table Entry Total:             51
Form 13 Information Table Value Total:             91,628 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN 5	         COLUMN 6       COLUMN 7	   COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL    DISCRETION  MANAGERS      SOLE   SHARED  NONE

ACE AVIATION HLDGS	    COM	   00440P201	314		       10000 			      SOLE		10000
AFLEASE GOLD & URANIUM 	    COM	   ZAE000061461	1384		       2232500	   		      SOLE		2232500
AMERICREDIT CORP            COM    03060R101    8790                   375000			      SOLE		375000
AREVA CI	            COM    FR0004275832	212   		       500			      SOLE		500
BLOCKBUSTER		    COM	   093679108	365		       30000			      SOLE		30000
BRITESMILE INC              COM    110415205    379	               106000			      SOLE		106000
CABOT MICRO. ELEC. CRP      COM    12709P103    6276	               200000			      SOLE		200000
CAMECO CORP		    COM	   13321L108	12221		       276250			      SOLE		276250
CENTERRA GOLD INC	    COM    152006102   	207		       13000			      SOLE              13000
CHAD THERAPEUTICS	    COM	   157228107	55		       10000			      SOLE		10000
DEJOUR ENTERPRISES	    COM	   244866208	11		       20000			      SOLE		20000
DIGITAL RIVER		    COM    25388B104	312		       10000			      SOLE		10000
DORAL FINANCIAL		    COM	   25811p100	3283		       150000			      SOLE		150000
ELECTROSTAL MACHINE	    COM	   7340163RU	934		       4100			      SOLE		4100
ENDEAVOUR MNG. CORP	    COM    KYG3040R1092 218		       76500			      SOLE		76500
ENERGY METALS  	 	    COM    29271B106    54		       22500			      SOLE		22500
FORMATION CAPITAL CORP      COM    34637L103    1315		       2947000			      SOLE		2947000
GENERAL MOTORS	            COM    370442105	735		       25000			      SOLE		25000
HAWAIIAN HOLDINGS	    COM    419879101	1308		       200000			      SOLE		200000
HOPEWELL HODGS		    COM    HK0054007841 826		       350000			      SOLE		350000
INFINITY INC		    COM    45663L403	300		       30000			      SOLE		30000
INNOVATIVE SOLUTIONS	    COM    45769N105    429		       13500			      SOLE		13500
KITTY HAWK INC		    COM    45663L403	343		       250000			      SOLE		250000
METRIS COMPANIES INC        COM    591598107    3477	               300000			      SOLE		300000
NAPTSTER		    COM    630797108    325		       50000			      SOLE		50000
NAUTILUS GROUP, INC 	    COM    63910B102    3326		       140000			      SOLE		140000
NAVARRE CORP	            COM    639208107    318		       40000			      SOLE		40000
NEW CENTURY FINANCIAL       COM    6435EV108    21069	               450000          		      SOLE		450000
NETEASE.COM INC	  	    COM    64110W102    2410 		       50000			      SOLE		50000
NEWMONT MNG CORP            COM    651639106    422	               10000			      SOLE		10000
NOVASTAR FINANCIAL 	    COM    669947400    396		       11000			      SOLE		11000
NVE CORP		    COM	   629445206	799		       41988			      SOLE		41988
OVERSTOOK.COM INC           COM    690370101    645		       15000			      SOLE		15000
PIONEER METLAS CORP	    COM    72375U109    57		       240000			      SOLE		240000
FNM PUT 40 EXP01/21/2006    PUT    313586109    1600		       10000			      SOLE		10000
MTG PUT 60 EXP01/21/2006    PUT    552848103    445		       1000			      SOLE		1000
MTG PUT 65 EXP01/21/2006    PUT    552848103    271		       410			      SOLE		410
RANGE RESOURCES CORP.       COM    75281A109    234	               10000			      SOLE		10000
SHERRITT INTERNATIONAL COR  COM	   823901103	164	   	       20000			      SOLE		20000
SHUN TAK HOLDING	    COM	   6806633HK	471	  	       500000			      SOLE		500000
SIMSGROUP LTD		ORD FULL   000000SMS	261	               20000			      SOLE		20000
SIRIUS SATTELLITE 	    COM	   82966U103    1686	               300000		  	      SOLE		300000
SMITH & WESSON HOLDING 	    COM    831756101	60		       25000			      SOLE		25000
STREETTRACKS GOLD	    ETF	   863307104	2141		       50000			      SOLE		50000
SYMANTEC CORP		    COM	   871503108	320		       15000			      SOLE		15000
TASER INTERNATIONAL	    COM    87651B104	480		       40000			      SOLE	        40000
TRIEX MINERALS CORP	    COM	   89615G104	18		       12600			      SOLE		12600
UEX CORP		    COM	   902666106	148		       80000			      SOLE		80000
UNITED AMERICAN HEALTH	    COM	   90934C105	274		       47500			      SOLE		47500
USEC INC		    COM	   90333E108   	9605		       590000			      SOLE		590000
WTS/CHARDAN CHINA
EXP03/15/2008 		  WARRANTS 159569110	89		       33000			      SOLE		33000